Commitments and Contingencies - Summary of Restricted Stock Grants and Stock Option Grants (Details) (10-K)	12 Months Ended
Dec. 31, 2020 shares
Vuong Trieu [Member] | Chief Executive Officer [Member]
Restricted Stock	209,302
Stock Options	313,953
Chulho Park [Member] | Chief Technology Officer [Member]
Restricted Stock	162,791
Stock Options	244,186
Amit Shah [Member] | Chief Financial Officer [Member]
Restricted Stock	148,837
Stock Options	223,256